Short-term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Short Term Borrowings [Abstract]
Schedule of short-term bank borrowings
As at December 31:	2017	2016
Credit facilities from banks	$2,074	$95,416